DEPOSITS DUE FROM A THIRD PARTY (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
DEPOSITS DUE FROM A THIRD PARTY
Cancellation of funding deposits				¥ 10,000,000
Collection of the deposits				¥ 20,000,000
Impairment of deposit for a long-term investment | $			$ 2,782,609
Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Impairment of deposit for a long-term investment | $			$ 2,782,609
Asset Merger and Acquisition Security Deposit Agreement | Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination	$ 2,554,539	¥ 20,000,000
Remaining deposit to be made into custodian account		¥ 10,000,000
Deposit period	12 months	12 months